Time charter revenues and related contract balances	6 Months Ended
Jun. 30, 2021
Time charter revenues and related contract balances
Time charter revenues and related contract balances

4. Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs includes the amortization of deferred revenues related to the charterer's reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing. The Partnership believes the nature of its time charter contracts are the same, regardless of whether the contracts are accounted for as financing leases or operating leases for accounting purposes. As such, the Partnership did not apply the practical expedient in the lease guidance to combine lease and services components for operating leases because this would result in inconsistent disclosure for the time charter contracts.

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and six months ended June 30, 2021 and 2020:

	Three months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,587	6,405	—	27,992	(6,405)	$21,587
Time charter service revenues, excluding amortization	13,796	3,197	—	16,993	(3,197)	13,796
Amortization of above market contract intangibles	(687)	—	—	(687)	—	(687)
Amortization of deferred revenue for modifications & drydock	—	683	—	683	(683)	—
Total revenues (3)	$34,696	10,285	—	44,981	(10,285)	$34,696

	Three months ended June 30, 2020
		Joint venture
	Majority	FSRUs	Total
	Held	(proportional	Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,935	6,405	—	28,340	(6,405)	$21,935
Time charter service revenues, excluding amortization	13,260	5,054	—	18,314	(5,054)	13,260
Amortization of above market & contract extension intangibles	(759)	—	—	(759)		(759)
Amortization of deferred revenue for modifications & drydock	—	680	—	680	(680)	—
Total revenues (3)	$34,436	12,139	—	46,575	(12,139)	$34,436

	Six months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$43,026	12,740	—	55,766	(12,740)	$43,026
Time charter service revenues, excluding amortization	27,812	6,638	—	34,450	(6,638)	27,812
Amortization of above market contract intangibles	(1,366)	—	—	(1,366)	—	(1,366)
Amortization of deferred revenue for modifications & drydock	—	1,366	—	1,366	(1,366)	—
Total revenues (3)	$69,472	20,744	—	90,216	(20,744)	$69,472

	Six months ended June 30, 2020
		Joint venture
	Majority	FSRUs	Total
	Held	(proportional	Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$44,393	12,810	—	57,203	(12,810)	$44,393
Time charter service revenues, excluding amortization	28,393	8,507	—	36,900	(8,507)	28,393
Amortization of above market & contract extension intangibles	(1,664)	—	—	(1,664)	—	(1,664)
Amortization of deferred revenue for modifications & drydock	—	1,349	—	1,349	(1,349)	—
Total revenues (3)	$71,122	22,666	—	93,788	(22,666)	$71,122
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the three and six months ended June 30, 2021 and 2020.
(3)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the table below exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs is recorded in the consolidated balance sheet using the equity method on the line Accumulated earnings in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Trade receivable for lease	$5,184	$2,608
Trade receivable for time charter services	3,185	1,506
Allowance for expected credit losses	(60)	(60)
Total trade receivable and amounts due from affiliates	$8,309	$4,054

For the three and six months ended June 30, 2021, there was no change in the allowance for expected credit losses. For the year ended December 31, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the standard on Financial Instruments – Credit Losses: Measurement of Credit Losses on January 1, 2020.

The following tables summarize the consolidated contract assets, contract liabilities and refund liabilities to customers for the six months ended June 30, 2021 and for the year ended December 31, 2020:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	Asset	to charters
Balance as of January 1, 2021	$261	$(891)
Additions	—	(162)
Balance as of June 30, 2021	$261	$(1,053)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	Asset	to charters
Balance as of January 1, 2020	$279	$(125)
Additions	—	(841)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized (excluding amortization)	—	10
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance as of December 31, 2020	$261	$(891)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively. Refund liabilities are reported in the consolidated balance sheet as a component of accrued liabilities and other payables.

The service-related contract asset reflected in the balance sheet relates to accrued revenue for reimbursable costs from charterers.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments.

Net investment in financing lease:

The lease element of time charter hire for the PGN FSRU Lampung is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at orgination	297,824	297,824
Principal repayment and amortization	(25,900)	(23,471)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	271,828	274,257
Less: Current portion	(5,193)	(4,969)
Long term net investment in financing lease	$266,635	$269,288

Net investment in financing lease consists of:
Financing lease receivable	$225,280	$231,725
Discounted unguaranteed residual value	46,548	42,532
Net investment in financing lease at period end	$271,828	$274,257